Income tax	12 Months Ended
Dec. 31, 2022
Income tax
Income tax
27.	Income tax

The Company is incorporated in Cyprus under the Cyprus Companies Law, but the business activity of the Group and joint ventures is subject to taxation in multiple jurisdictions, the most significant of which include:

Cyprus

The Company is subject to 12.5% corporate income tax applied to its worldwide income. On December 9, 2021, the Minister of Finance presented to parliament the proposed Cyprus budgetary plan for 2022 and envisaged fiscal policy plan for the next three-year period, including an outline of the government’s vision with respect to a possible reform of the Cyprus tax system. Specifically, an increase of the corporate income tax rate from 12.5% to 15% is envisaged, in line with the OECD Inclusive Framework’s Pillar Two agreement. The European Commission’s proposal indicates that the new rules should be transposed into domestic law by EU Member States by June 30, 2023. Once duly adopted, it is proposed to take effect from January 1, 2024.

The Company is exempt from the special contribution to the Defence Fund on dividends received from abroad.

In 2020 the Company obtained a written confirmation from the Cyprus tax authorities in the form of a tax ruling in which the Cyprus tax authorities accept in writing not to impose any deemed dividend distribution liability since the Company is a public entity and it is impossible to identify the final minor shareholders.

The Russian Federation

The Company’s subsidiaries incorporated in the Russian Federation are subject to corporate income tax at the standard rate of 15% applied to income received from Russian government bonds and 20% applied to their taxable income.

The Protocol of September 8, 2020 effective from January 1, 2021 established withholding tax rates as 15% in respect of interest and dividend income paid to Cyprus (though it provides for a number of exceptions where the lower rates of 5% or 0% are envisaged). The Company believes that it fulfills the conditions for application of the reduced 5% tax rate under the amended Russia-Cyprus Double Tax Treaty in respect of dividend income.

Republic of Kazakhstan

The Company’s subsidiary incorporated in Kazakhstan is subject to corporate income tax at the standard rate of 20% applied to their taxable income.

Deferred income tax assets and liabilities as of December 31, 2022 and 2021, relate to the following:

	Consolidated statement of		Consolidated statement of
	financial position as of		comprehensive income for the
	December 31		year ended
	2021	2022	2021		2022
			PL	OCI	PL	OCI
Intangible assets	(558)	(716)	48	—	61	—
Trade and other payables	259	493	21	—	230	—
Trade and other receivables	32	6	7	—	(64)	—
Debt instruments	61	—	10	56	(9)	(52)
Tax loss carry forwards	27	3	27	—	(24)	—
Loans issued	(8)	(33)	(18)	—	(25)	—
Lease obligations	134	43	(88)	—	(91)	—
Property and equipment	(140)	(103)	49	—	37	—
Taxes on unremitted earnings	(865)	(1,122)	(185)	—	(257)	—
Other	(81)	(210)	(114)	—	(127)	—
Net deferred income tax assets/ (liabilities)	(1,139)	(1,639)	(243)	56	(269)	(52)
including:
Deferred tax assets	237	208
Deferred tax liabilities	(1,376)	(1,847)

Deferred tax assets and liabilities are not offset because they do not relate to income taxes levied by the same tax authority on the same taxable entity.

27.	Income tax (continued)

Reconciliation of deferred income tax asset/(liability), net:

	2020	2021	2022
Deferred income tax asset/(liability), net as of January 1	(532)	(952)	(1,139)
Effect of business combinations	—	—	(179)
Deferred tax benefit/(expense)	(420)	(187)	(321)
Deferred income tax asset/(liability), net as of December 31	(952)	(1,139)	(1,639)

As of December 31, 2022 the Group does not intend to distribute a portion of its accumulated unremitted earnings in the amount of 18,303 (2021 – 11,024). The amount of tax that the Group would pay to distribute them would be 915 (2021 - 551). Unremitted earnings include all earnings that were recognized by the Group’s subsidiaries and that are expected to be distributed to the holding company.

27.	Income tax (continued)

The major components of income tax expense, including tax expense from discontinued operations, for the years ended 31 December 2022, 2021 and 2020 are:

	2020	2021	2022
Total tax expense
Current income tax expense	(2,498)	(2,837)	(4,160)
Deferred tax expense	(420)	(243)	(269)
Income tax expense for the year	(2,918)	(3,080)	(4,429)

Theoretical and actual income tax expense is reconciled as follows:

	2020	2021	2022
Profit before tax from continuing operations	14,365	20,616	18,184
Loss before tax from a discontinued operations	(2,509)	—	—
Accounting profit before tax	11,856	20,616	18,184
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(2,043)	(3,464)	(3,799)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	216	1,098	82
Non-deductible expenses	(675)	(319)	(335)
Withholding tax	(333)	(338)	(373)
Unrecognized deferred tax assets	(83)	(57)	(4)
Total income tax expense	(2,918)	(3,080)	(4,429)
Income tax attributable to a continuing operations	(3,119)	(3,080)	(4,429)
Income tax attributable to a discontinued operations	201	—	—

During the year ended December 31, 2022 the Group did not recognize deferred tax assets related to the tax loss carry forward in the amount of 4 (2021 - 57, 2020 – 83) because the Group did not believe that the realization of the related deferred tax assets is probable.